Schedule of expected future minimum lease payments (Details) $ in Thousands	Sep. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	$ 140
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	124
1 - 5 years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	16
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net